Schedule of Share-based Goods and Nonemployee Services Transaction by Supplier (Details)	12 Months Ended
Aug. 31, 2017 USD ($)
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 1	$ 16,000
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 2	114,286
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 3	0.14
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 4	16,000
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 5	29,091
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 6	0.55
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 7	12,000
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 8	35,294
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 9	0.34
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 10	12,000
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 11	32,433
Common Shares And Warrants Schedule Of Share-based Goods And Nonemployee Services Transaction By Supplier 12	$ 0.37